TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXES OTHER THAN INCOME TAX [abstract]
Consumption tax	¥ 192,907	¥ 193,836	¥ 198,754
Special oil income levy	8		6
City construction tax	18,274	18,155	18,195
Education surcharge	13,811	13,695	13,686
Resources tax	4,841	3,871	4,853
Other	5,451	2,449	855
Taxes other than income tax	¥ 235,292	¥ 232,006	¥ 236,349